UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6653

The Jensen Quality Growth Fund Inc.
(Exact name of registrant as specified in charter)

5500 Meadows Road, Suite 200

Lake Oswego, OR 97035-8234
(Address of principal executive offices) (Zip code)

Robert McIver

5500 Meadows Road, Suite 200

Lake Oswego, OR 97035-8234
(Name and address of agent for service)

(800) 221-4384

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Stockholders.

(a)

Jensen Quality Growth Fund
Class J | JENSX
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the Jensen Quality Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$43	0.82%
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended November 30, 2024, relative performance for the Jensen Quality Growth Fund was aided by overweight positions in the Information Technology and Industrials sectors and an underweight in the Energy sector. Stock selection benefited relative Fund performance in the Materials, Industrials and Health Care sectors. Relative performance was hindered by the Fund’s underweight positions in the Financials, Consumer Discretionary and Real Estate sectors and overweight positions in the Consumer Staples and Health Care sectors. Stock selection detracted from relative performance in the Consumer Discretionary, Consumer Staples, Financials, Information Technology and Communication Services sectors.
During the period, the Fund continued its high allocation to high-quality companies, defined as those rated A+, A and A- by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to these highest-quality companies averaged 54.14% of Fund assets compared to 32.12% of the S&P 500 Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor risk appetite following the reductions to the federal funds rate.
HOW DID THE FUND PERFORM FOR THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class J	17.09	12.11	12.26
S&P 500 TR	33.89	15.77	13.35
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Jensen Quality Growth Fund	PAGE 1	TSR-SAR-476313101

KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$8,710,153,553
Number of Holdings	27
Net Advisory Fee	$22,052,194
Portfolio Turnover	5%
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2024)
Sector Breakdown*

Top 10 Issuers	(%)
Apple, Inc.	7.6%
Microsoft Corp.	7.4%
Accenture PLC	7.3%
Marsh & McLennan Cos., Inc.	6.4%
Stryker Corp.	6.0%
Intuit, Inc.	5.6%
Alphabet, Inc.	5.5%
Mastercard, Inc.	4.5%
Automatic Data Processing, Inc.	4.4%
UnitedHealth Group, Inc.	3.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jensen Investment Management documents not be householded, please contact Jensen Investment Management at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jensen Investment Management or your financial intermediary.
Jensen Quality Growth Fund	PAGE 2	TSR-SAR-476313101

Jensen Quality Growth Fund
Class I | JENIX
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the Jensen Quality Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.59%
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended November 30, 2024, relative performance for the Jensen Quality Growth Fund was aided by overweight positions in the Information Technology and Industrials sectors and an underweight in the Energy sector. Stock selection benefited relative Fund performance in the Materials, Industrials and Health Care sectors. Relative performance was hindered by the Fund’s underweight positions in the Financials, Consumer Discretionary and Real Estate sectors and overweight positions in the Consumer Staples and Health Care sectors. Stock selection detracted from relative performance in the Consumer Discretionary, Consumer Staples, Financials, Information Technology and Communication Services sectors.
During the period, the Fund continued its high allocation to high-quality companies, defined as those rated A+, A and A- by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to these highest-quality companies averaged 54.14% of Fund assets compared to 32.12% of the S&P 500 Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor risk appetite following the reductions to the federal funds rate.
HOW DID THE FUND PERFORM FOR THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	17.36	12.35	12.52
S&P 500 TR	33.89	15.77	13.35
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Jensen Quality Growth Fund	PAGE 1	TSR-SAR-476313309

KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$8,710,153,553
Number of Holdings	27
Net Advisory Fee	$22,052,194
Portfolio Turnover	5%
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2024)
Sector Breakdown*

Top 10 Issuers	(%)
Apple, Inc.	7.6%
Microsoft Corp.	7.4%
Accenture PLC	7.3%
Marsh & McLennan Cos., Inc.	6.4%
Stryker Corp.	6.0%
Intuit, Inc.	5.6%
Alphabet, Inc.	5.5%
Mastercard, Inc.	4.5%
Automatic Data Processing, Inc.	4.4%
UnitedHealth Group, Inc.	3.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jensen Investment Management documents not be householded, please contact Jensen Investment Management at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jensen Investment Management or your financial intermediary.
Jensen Quality Growth Fund	PAGE 2	TSR-SAR-476313309

Jensen Quality Growth Fund
Class R | JENRX
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the Jensen Quality Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$65	1.23%
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended November 30, 2024, relative performance for the Jensen Quality Growth Fund was aided by overweight positions in the Information Technology and Industrials sectors and an underweight in the Energy sector. Stock selection benefited relative Fund performance in the Materials, Industrials and Health Care sectors. Relative performance was hindered by the Fund’s underweight positions in the Financials, Consumer Discretionary and Real Estate sectors and overweight positions in the Consumer Staples and Health Care sectors. Stock selection detracted from relative performance in the Consumer Discretionary, Consumer Staples, Financials, Information Technology and Communication Services sectors.
During the period, the Fund continued its high allocation to high-quality companies, defined as those rated A+, A and A- by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to these highest-quality companies averaged 54.14% of Fund assets compared to 32.12% of the S&P 500 Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor risk appetite following the reductions to the federal funds rate.
HOW DID THE FUND PERFORM FOR THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R	16.55	11.58	11.79
S&P 500 TR	33.89	15.77	13.35
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Jensen Quality Growth Fund	PAGE 1	TSR-SAR-476313200

KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$8,710,153,553
Number of Holdings	27
Net Advisory Fee	$22,052,194
Portfolio Turnover	5%
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2024)
Sector Breakdown*

Top 10 Issuers	(%)
Apple, Inc.	7.6%
Microsoft Corp.	7.4%
Accenture PLC	7.3%
Marsh & McLennan Cos., Inc.	6.4%
Stryker Corp.	6.0%
Intuit, Inc.	5.6%
Alphabet, Inc.	5.5%
Mastercard, Inc.	4.5%
Automatic Data Processing, Inc.	4.4%
UnitedHealth Group, Inc.	3.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jensen Investment Management documents not be householded, please contact Jensen Investment Management at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jensen Investment Management or your financial intermediary.
Jensen Quality Growth Fund	PAGE 2	TSR-SAR-476313200

Jensen Quality Growth Fund
Class Y | JENYX
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the Jensen Quality Growth Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$28	0.53%
HOW DID THE FUND PERFORM OVER THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended November 30, 2024, relative performance for the Jensen Quality Growth Fund was aided by overweight positions in the Information Technology and Industrials sectors and an underweight in the Energy sector. Stock selection benefited relative Fund performance in the Materials, Industrials and Health Care sectors. Relative performance was hindered by the Fund’s underweight positions in the Financials, Consumer Discretionary and Real Estate sectors and overweight positions in the Consumer Staples and Health Care sectors. Stock selection detracted from relative performance in the Consumer Discretionary, Consumer Staples, Financials, Information Technology and Communication Services sectors.
During the period, the Fund continued its high allocation to high-quality companies, defined as those rated A+, A and A- by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to these highest-quality companies averaged 54.14% of Fund assets compared to 32.12% of the S&P 500 Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor risk appetite following the reductions to the federal funds rate.
HOW DID THE FUND PERFORM FOR THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2016)
Class Y	17.43	12.44	13.89
S&P 500 TR	33.89	15.77	15.35
Jensen Quality Growth Fund	PAGE 1	TSR-SAR-476313408

*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$8,710,153,553
Number of Holdings	27
Net Advisory Fee	$22,052,194
Portfolio Turnover	5%
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2024)
Sector Breakdown*

Top 10 Issuers	(%)
Apple, Inc.	7.6%
Microsoft Corp.	7.4%
Accenture PLC	7.3%
Marsh & McLennan Cos., Inc.	6.4%
Stryker Corp.	6.0%
Intuit, Inc.	5.6%
Alphabet, Inc.	5.5%
Mastercard, Inc.	4.5%
Automatic Data Processing, Inc.	4.4%
UnitedHealth Group, Inc.	3.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Jensen Investment Management documents not be householded, please contact Jensen Investment Management at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Jensen Investment Management or your financial intermediary.
Jensen Quality Growth Fund	PAGE 2	TSR-SAR-476313408

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Jensen Quality Growth Fund

Class J Shares	Class R Shares	Class I Shares	Class Y Shares

Jensen Quality Growth Fund
Schedule of Investments
November 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.4%
Beverages — 3.6%
PepsiCo, Inc.	1,913,000	$312,679,850
Chemicals — 1.9%
Sherwin-Williams Co.	421,000	167,305,400
Commercial Services & Supplies — 4.9%
Copart, Inc.(a)	2,636,000	167,096,040
Waste Management, Inc.	1,158,000	264,278,760
		431,374,800
Containers & Packaging — 1.0%
Ball Corp.	1,369,000	85,097,040
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp. - Class A	1,875,000	136,218,750
Financial Services — 4.5%
Mastercard, Inc. - Class A	734,000	391,177,960
Health Care Equipment & Supplies — 6.0%
Stryker Corp.	1,342,000	526,265,300
Health Care Providers & Services — 3.9%
UnitedHealth Group, Inc.	554,000	338,050,800
Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	484,000	143,268,840
Household Products — 2.7%
Procter & Gamble Co.	1,333,000	238,953,580
Insurance — 6.4%
Marsh & McLennan Cos., Inc.	2,373,000	553,454,790
Interactive Media & Services — 5.5%
Alphabet, Inc. - Class A	2,848,000	481,169,600
IT Services — 7.3%
Accenture PLC - Class A	1,745,000	632,335,650
Pharmaceuticals — 5.5%
Johnson & Johnson	1,204,000	186,632,040
Zoetis, Inc.	1,673,000	293,193,250
		479,825,290
Professional Services — 11.7%
Automatic Data Processing, Inc.	1,243,000	381,513,990
Broadridge Financial Solutions, Inc.	1,247,000	294,316,940
Equifax, Inc.	864,000	225,987,840
Verisk Analytics, Inc.	401,000	117,978,210
		1,019,796,980

The accompanying notes are an integral part of these financial statements.

1

Jensen Quality Growth Fund
Schedule of Investments
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 6.4%
KLA Corp.	418,000	$270,458,540
Texas Instruments, Inc.	1,434,000	288,277,020
		558,735,560
Software — 13.0%
Intuit, Inc.	760,000	487,714,800
Microsoft Corp.	1,532,000	648,740,720
		1,136,455,520
Specialty Retail — 1.9%
Home Depot, Inc.	379,000	162,640,270
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	2,783,000	660,489,390
Textiles, Apparel & Luxury Goods — 2.4%
NIKE, Inc. - Class B	2,620,000	206,377,400
TOTAL COMMON STOCKS (Cost $3,823,496,110)		8,661,672,770
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
First American Treasury Obligations Fund - Class X, 4.55%(b)	50,112,298	50,112,298
TOTAL SHORT-TERM INVESTMENTS (Cost $50,112,298)		50,112,298
TOTAL INVESTMENTS — 100.0% (Cost $3,873,608,408)		8,711,785,068
Liabilities in Excess of Other Assets — (0.0)%(c)		(1,631,515)
TOTAL NET ASSETS — 100.0%		$8,710,153,553

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

Jensen Quality Growth Fund
Statement of Assets & Liabilities
As of November 30, 2024 (Unaudited)

Assets:
Investment, at value (Cost $3,873,608,408)	$8,711,785,068
Dividend and interest income receivable	5,975,155
Receivable for capital stock issued	928,744
Other assets	329,319
Total assets	8,719,018,286
Liabilities:
Payable to Investment Adviser	3,473,525
Payable for capital stock redeemed	3,146,463
Accrued distribution fees	893,123
Accrued director fees	897
Accrued expenses and other liabilities	1,350,725
Total liabilities	8,864,733
Total Net Assets	$ 8,710,153,553
Net Assets Consist of:
Capital stock	3,658,851,069
Total distributable earnings	5,051,302,484
Total net assets	$ 8,710,153,553
Net Assets Consist of:
Class J Shares
Net Assets	$2,422,720,869
Shares outstanding	39,965,007
Net Asset Value - Offering Price and Redemption Price Per Share (2,000,000,000 shares authorized)	$60.62
Class R Shares
Net Assets	$14,679,812
Shares outstanding	243,400
Net Asset Value - Offering Price and Redemption Price Per Share (1,000,000,000 shares authorized)	$60.31
Class I Shares
Net Assets	$4,521,854,357
Shares outstanding	74,742,525
Net Asset Value - Offering Price and Redemption Price Per Share (1,000,000,000 shares authorized)	$60.50
Class Y Shares
Net Assets	$1,750,898,515
Shares outstanding	28,953,848
Net Asset Value - Offering Price and Redemption Price Per Share (1,000,000,000 shares authorized)	$60.47

The accompanying notes are an integral part of these financial statements.

3

Jensen Quality Growth Fund
Statement of Operations
Six Months Ended November 30, 2024 (Unaudited)

Investment Income:
Dividend income	$59,139,431
Interest income	1,717,233
Total investment income	60,856,664
Expenses:
Investment advisory fees	22,052,194
12b-1 - Class J	3,058,597
Shareholder servicing fees - Class I	1,609,964
Administration fees	690,358
Sub-transfer agent expenses - Class J	484,664
Custody fees	246,615
Directors’ fees and expenses	229,627
Reports to shareholders - Class I	130,203
Transfer agent expenses	124,798
Federal and state registration fees	113,037
Other	107,773
Fund Accounting fees	95,071
Reports to shareholders - Class Y	70,803
Professional fees	63,370
Chief Compliance Officer Fees	50,050
Reports to shareholders - Class J	39,067
12b-1 fees - Class R	36,661
Transfer agent fees - Class J	18,481
Transfer agent fees - Class I	14,094
Shareholder servicing fees - Class R	11,914
Transfer agent fees - Class Y	9,598
Transfer agent fees - Class R	3,208
Reports to shareholders - Class R	366
Total expenses	29,260,513
Net Investment Income	31,596,151
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investment transactions	812,553,635
Change in unrealized appreciation/depreciation on investments	141,849,223
Net realized and unrealized gain on investments	954,402,858
Net Increase in Net Assets Resulting from Operations	$985,999,009

The accompanying notes are an integral part of these financial statements.

4

Jensen Quality Growth Fund
Statements of Changes in Net Assets

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
Operations:
Net investment income	$31,596,151	$94,146,393
Net realized gain on investment transactions	812,553,635	804,236,239
Change in unrealized appreciation/depreciation on investments	141,849,223	483,239,484
Net increase in net assets resulting from operations	985,999,009	1,381,622,116
Capital Share Transactions:
Shares Sold - Class J	36,028,162	141,966,666
Shares Sold - Class R	664,480	2,185,506
Shares Sold - Class I	238,478,774	735,476,591
Shares Sold - Class Y	90,372,512	349,264,831
Shares issued in reinvestment of dividends - Class J	255,538,975	178,973,032
Shares issued in reinvestment of dividends - Class R	1,523,437	961,777
Shares issued in reinvestment of dividends - Class I	471,321,515	378,940,634
Shares issued in reinvestment of dividends - Class Y	175,552,674	165,966,595
Shares redeemed - Class J	(253,570,239)	(441,451,900)
Shares redeemed - Class R	(1,872,100)	(3,154,969)
Shares redeemed - Class I	(1,209,563,578)	(1,321,668,479)
Shares redeemed - Class Y	(563,287,664)	(1,452,695,646)
Net Increase	(758,813,052)	(1,265,235,362)
Dividends and Distributions to Shareholders:
Net dividends and distributions to shareholders - Class J	(259,623,616)	(181,763,494)
Net dividends and distributions to shareholders - Class R	(1,523,437)	(961,777)
Net dividends and distributions to shareholders - Class I	(495,997,132)	(397,318,116)
Net dividends and distributions to shareholders - Class Y	(198,227,126)	(206,955,087)
Total dividends and distributions	(955,371,311)	(786,998,474)
Increase (Decrease) in Net Assets	(728,185,354)	(670,611,720)
Net Assets:
Beginning of Year	9,438,338,907	10,108,950,627
End of Year	$8,710,153,553	$9,438,338,907

The accompanying notes are an integral part of these financial statements.

5

Jensen Quality Growth Fund
Financial Highlights
Class J

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31,
		2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of period	$60.86	$57.43	$57.86	$60.00	$49.46	$47.79
Income from investment operations:
Net investment income(1)	0.17	0.46	0.50	0.44	0.52	0.58
Net realized and unrealized gains on investments	6.63	7.57	0.75	1.83	15.63	5.30
Total from investment operations	6.80	8.03	1.25	2.27	16.15	5.88
Less distributions:
Dividends from net investment income	(0.27)	(0.46)	(0.49)	(0.40)	(0.52)	(0.54)
Distributions from capital gains	(6.77)	(4.14)	(1.19)	(4.01)	(5.09)	(3.67)
Total distributions	$(7.04)	$(4.60)	$(1.68)	$(4.41)	$(5.61)	$(4.21)
Net asset value, end of period	$60.62	$60.86	$57.43	$57.86	$60.00	$49.46
Total return(2)	11.22%	14.29%	2.29%	2.92%	33.95%	12.15%
Supplemental data and ratios:
Net assets, end of period (000’s)	$2,422,721	$2,385,457	$2,363,726	$2,455,146	$2,549,594	$2,422,553
Ratio of expenses to average net assets(3)	0.82%	0.81%	0.82%	0.81%	0.82%	0.84%
Ratio of net investment income to average net assets(3)	0.51%	0.73%	0.88%	0.69%	0.89%	1.11%
Porfolio turnover rate(2)	5.44%	10.46%	15.67%	10.87%	12.33%	23.38%

(1)	Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustments for permanent book-to-tax differences.
(2)	Annualized.
(3)	Not Annualized.
The accompanying notes are an integral part of these financial statements.

6

Jensen Quality Growth Fund
Financial Highlights
Class R

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31,
		2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of period	$60.50	$57.10	$57.49	$59.66	$49.18	$47.53
Income from investment operations:
Net investment income(1)	0.03	0.12	0.26	0.16	0.25	0.34
Net realized and unrealized gains on investments	6.60	7.54	0.74	1.81	15.57	5.30
Total from investment operations	6.63	7.66	1.00	1.97	15.82	5.64
Less distributions:
Dividends from net investment income	(0.05)	(0.12)	(0.20)	(0.13)	(0.25)	(0.32)
Distributions from capital gains	(6.77)	(4.14)	(1.19)	(4.01)	(5.09)	(3.67)
Total distributions	$(6.82)	$(4.26)	$(1.39)	$(4.14)	$(5.34)	$(3.99)
Net asset value, end of period	$60.31	$60.50	$57.10	$57.49	$59.66	$49.18
Total return(2)	10.98%	13.68%	1.83%	2.44%	33.36%	11.66%
Supplemental data and ratios:
Net assets, end of period (000’s)	$14,680	$14,366	$13,531	$17,801	$26,380	$23,995
Ratio of expenses to average net assets(3)	1.23%	1.34%	1.29%	1.26%	1.26%	1.27%
Ratio of net investment income to average net assets(3)	0.10%	0.20%	0.41%	0.23%	0.44%	0.68%
Porfolio turnover rate(2)	5.44%	10.46%	15.67%	10.87%	12.33%	23.38%

(1)	Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustments for permanent book-to-tax differences.
(2)	Annualized.
(3)	Not Annualized.
The accompanying notes are an integral part of these financial statements.

7

Jensen Quality Growth Fund
Financial Highlights
Class I

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31,
		2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of period	$60.79	$57.38	$57.82	$59.99	$49.46	$47.81
Income from investment operations:
Net investment income(1)	0.24	0.57	0.61	0.57	0.61	0.66
Net realized and unrealized gains on investments	6.62	7.58	0.76	1.84	15.65	5.34
Total from investment operations	6.86	8.15	1.37	2.41	16.26	6.00
Less distributions:
Dividends from net investment income	(0.38)	(0.60)	(0.62)	(0.57)	(0.64)	(0.68)
Distributions from capital gains	(6.77)	(4.14)	(1.19)	(4.01)	(5.09)	(3.67)
Total distributions	$(7.15)	$(4.74)	$(1.81)	$(4.58)	$(5.73)	$(4.35)
Net asset value, end of period	$60.50	$60.79	$57.38	$57.82	$59.99	$49.46
Total return(2)	11.34%	14.53%	2.51%	3.14%	34.24%	12.41%
Supplemental data and ratios:
Net assets, end of period (000’s)	$4,521,854	$4,998,912	$4,909,180	$4,762,505	$5,003,474	$4,002,485
Ratio of expenses to average net assets(3)	0.59%	0.60%	0.61%	0.61%	0.61%	0.60%
Ratio of net investment income to average net assets(3)	0.74%	0.95%	1.09%	0.89%	1.10%	1.37%
Porfolio turnover rate(2)	5.44%	10.46%	15.67%	10.87%	12.33%	23.38%

(1)	Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustments for permanent book-to-tax differences.
(2)	Annualized.
(3)	Not Annualized.
The accompanying notes are an integral part of these financial statements.

8

Jensen Quality Growth Fund
Financial Highlights
Class Y

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31,
		2024	2023	2022	2021	2020
Per Share Data:
Net asset value, beginning of period	$60.78	$57.37	$57.82	$59.98	$49.46	$47.80
Income from investment operations:
Net investment income(1)	0.27	0.62	0.66	0.62	0.66	0.73
Net realized and unrealized gains on investments	6.61	7.58	0.75	1.84	15.64	5.31
Total from investment operations	6.88	8.20	1.41	2.46	16.30	6.04
Less distributions:
Dividends from net investment income	(0.42)	(0.65)	(0.67)	(0.61)	(0.69)	(0.71)
Distributions from capital gains	(6.77)	(4.14)	(1.19)	(4.01)	(5.09)	(3.67)
Total distributions	$(7.19)	$(4.79)	$(1.86)	$(4.62)	$(5.78)	$(4.38)
Net asset value, end of period	$60.47	$60.78	$57.37	$57.82	$59.98	$49.46
Total return(2)	11.37%	14.63%	2.59%	3.23%	34.34%	12.51%
Supplemental data and ratios:
Net assets, end of period (000’s)	$1,750,899	$2,039,604	$2,822,513	$2,756,312	$2,755,356	$2,306,038
Ratio of expenses to average net assets(3)	0.53%	0.52%	0.52%	0.52%	0.52%	0.54%
Ratio of net investment income to average net assets(3)	0.81%	1.03%	1.17%	0.98%	1.18%	1.46%
Porfolio turnover rate(2)	5.44%	10.46%	15.67%	10.87%	12.33%	23.38%

(1)	Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustments for permanent book-to-tax differences.
(2)	Annualized.
(3)	Not Annualized.
The accompanying notes are an integral part of these financial statements.

9

JENSEN QUALITY GROWTH FUND
Notes to the Financial Statements
November 30, 2024
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
The Jensen Quality Growth Fund Inc. (the “Fund”), was incorporated as an Oregon corporation on April 17, 1992, and is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund commenced operations on August 3, 1992. Effective March 1, 2018, the name of the Fund was changed from The Jensen Portfolio, Inc. doing business as Jensen Quality Growth Fund to The Jensen Quality Growth Fund Inc. The Fund is authorized to issue 5,000,000,000 shares of common stock, all of which have been authorized for the existing share classes. The Fund currently offers four different classes of shares; Class J, Class R, Class I, and Class Y. Class J shares are subject to a 0.25% 12b-1 fee and a sub-transfer agency fee, Class R shares are subject to a 0.50% 12b-1 fee and up to a 0.25% shareholder servicing fee, Class I shares are subject to a shareholder servicing fee of up to 0.10%, and Class Y shares are not subject to any 12b-1, shareholder servicing or sub transfer agency fee as described in the separate prospectuses for each of the Fund’s share classes. Each class of shares has identical rights and privileges except with respect to the 12b-1 fees, sub-transfer agency fees, shareholder servicing fees, and voting rights on matters affecting a single class of shares. The principal investment objective of the Fund is long-term capital appreciation.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies”.
The following is a summary of significant accounting policies consistently followed by the Fund.
The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
a)
Investment Valuation – Securities that are listed on United States stock exchanges are valued at the last sale price at the close of the exchange. Equity securities listed on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price or, if there has been no sale on that day, at their current bid price. Investments in open-end and closed-end registered investment companies, including money market funds, that do not trade on an exchange are valued at the end of day net asset value per share. Quotations are taken from the market in which the security is primarily traded. Over-the-counter securities are valued at the current bid price in the absence of a closing price. Securities for which market quotations are not readily available are valued at fair value as determined by Jensen Investment Management, Inc. (the “Investment Adviser”) at or under the direction of the Fund’s Board of Directors.

There is no definitive set of circumstances under which the Fund may elect to use fair value procedures to value a security. Although the Fund only invests in publicly traded securities, the large majority of which are large capitalization, highly liquid securities, they nonetheless may become securities for which market quotations are not readily available, such as in instances where the market quotation for a security has become stale, sales of a security have been infrequent, trading in the security has been suspended, or where there is a thin market in the security. Securities for which market quotations are not readily available will be valued at their fair value as determined under the Fund’s fair valuation procedures established by the Board of Directors. The Fund is prohibited from investing in restricted securities (securities issued in private placement transactions that may not be offered or sold to the public without registration under the securities laws); therefore, fair value pricing considerations for restricted securities are generally not applicable to the Fund.

Fair Value Measurement – The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs

10

JENSEN QUALITY GROWTH FUND
Notes to the Financial Statements
November 30, 2024(Continued)
and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the year. The three levels of the fair value hierarchy are as follows:

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and prices for similar securities, interest rates, credit risk, etc.

Level 3 – Inputs that are unobservable (including the Fund’s own assumptions in determining the fair value of investments).

Inputs refer broadly to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Fund. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, include common stocks and certain money market securities, and are classified within Level 1. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.

The following is a summary of the inputs used, as of November 30, 2024, to value the Fund’s investments carried at fair value. The inputs and methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Investments at Value	Total	Level 1	Level 2	Level 3
Total Common Stocks*	$8,661,672,770	$8,661,672,770	$ —	$ —
Total Money Market Fund	50,112,298	50,112,298	—	—
Total Investments	$8,711,785,068	$8,711,785,068	$—	$—

*	For further information regarding security characteristics and industry classifications, please see the Schedule of Investments.

The Fund did not hold any investments during the period ended November 30, 2024 with significant unobservable inputs which would be classified as Level 3. The Fund did not hold any derivative instruments during the reporting year.
b)
Federal Income Taxes – No provision has been made for Federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to its shareholders and otherwise comply with the provision of the Internal Revenue Code applicable to regulated investment companies.

11

JENSEN QUALITY GROWTH FUND
Notes to the Financial Statements
November 30, 2024(Continued)

The Fund has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken as of and for the year ended May 31, 2024. The Fund recognizes interest and penalties, if any, related to uncertain tax benefits in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. Open tax years are those that are open for exam by taxing authorities. The Fund has no examination in progress. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
c)
Distributions to Shareholders – Dividends to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid quarterly by the Fund. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.
d)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
e)
Guarantees and Indemnifications – Under the Fund’s organizational documents, each director, officer, employee or other agent of the Fund is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.
f)
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Transfer agent fees and reports to shareholders are allocated based on the number of shareholder accounts in each class. Sub-transfer agency fees are expensed and approved by the Fund’s Board of Directors to the Class J shares based on the yearly average of five published per-account rates from five known brokerages. 12b-1 fees are expensed at 0.25% of average daily net assets of Class J shares and 0.50% of average daily net assets of Class R shares. Shareholder servicing fees are expensed at up to 0.10% and up to 0.25% of the average daily net assets of Class I shares and Class R shares, respectively.
g)
Other – Investment and shareholder transactions are recorded on trade date. Gains or losses from investment transactions are determined on the basis of identified carrying value using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

12

JENSEN QUALITY GROWTH FUND
Notes to the Financial Statements
November 30, 2024(Continued)
2. CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Fund were as follows:

	Period Ended November 30, 2024	Year Ended May 31, 2024
Class R
Shares sold	10,450	36,625
Shares issued in reinvestment of dividends	25,322	16,432
Shares redeemed	(29,816)	(52,599)
Net increase	5,956	458
Shares outstanding:
Beginning of period	237,444	236,986
End of period	243,400	237,444
Class J
Shares sold	565,787	2,365,586
Shares issued in reinvestment of dividends	4,222,001	3,039,710
Shares redeemed	(4,015,925)	(7,367,350)
Net increase (decrease)	771,863	(1,962,054)
Shares outstanding:
Beginning of period	39,193,144	41,155,198
End of period	39,965,007	39,193,144
Class I
Shares sold	3,777,361	12,274,794
Shares issued in reinvestment of dividends	7,799,615	6,444,223
Shares redeemed	(19,065,420)	(22,044,809)
Net decrease	(7,488,444)	(3,325,792)
Shares outstanding:
Beginning of period	82,230,969	85,556,761
End of period	74,742,525	82,230,969
Class Y
Shares sold	1,399,161	5,820,915
Shares issued in reinvestment of dividends	2,906,387	2,822,846
Shares redeemed	(8,909,094)	(24,282,543)
Net decrease	(4,603,546)	(15,638,782)
Shares outstanding:
Beginning of period	33,557,394	49,196,176
End of period	28,953,848	33,557,394

3. INVESTMENT TRANSACTIONS
The aggregate purchases and aggregate sales of securities, excluding short-term investments, by the Fund for the year ended November 30, 2024, were $491,767,858 and $2,195,543,239, respectively.

13

JENSEN QUALITY GROWTH FUND
Notes to the Financial Statements
November 30, 2024(Continued)
4. INCOME TAXES
The distributions of $98,668,454 and $106,314,260 paid during the years ended May 31, 2024 and 2023, respectively, were classified as ordinary income for tax purposes. The distributions of $688,330,020 and $210,017,295 paid during the years ended May 31, 2024 and 2023, respectively, were classified as long-term capital gain for income tax purposes.
Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended May 31, 2024, distributable earnings decreased by $96,115,083 and capital stock increased by $96,115,083. The permanent difference relates to tax equalization.
At May 31, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments	$4,751,974,079
Gross unrealized appreciation	$4,783,949,637
Gross unrealized depreciation	(95,904,737)
Net unrealized appreciation	4,688,044,900
Undistributed ordinary income	11,429,364
Undistributed long-term capital gain	321,200,523
Distributable earnings	332,629,887
Other accumulated gains	(3)
Total distributable earnings	$5,020,674,784

The cost of investments differ for financial statement and tax purposes primarily due to the deferral of losses on wash sales.
5. LINE OF CREDIT
The Fund has the lesser of (i) $400 million, (ii) 20% of the gross market value of the Fund, or
(iii) 33.33% of the net market value of the unencumbered assets of the Fund available under a revolving credit facility, subject to certain restrictions, for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The secured line of credit has a one-year term and is reviewed annually by the Board of Directors. The credit facility is with the Fund’s custodian, U.S. Bank. The current credit facility runs through December 8, 2025. The interest rate on the outstanding principal amount is equal to the prime rate less 1%. As of November 30, 2024 the interest rate on the Fund’s line of credit was 6.75%. During the period ended November 30, 2024, the Jensen Quality Growth Fund borrowed a total of three times in the year and had an average borrowings of $1,222,016 on those days. The Fund’s max borrowing was on July 25, 2024.
6. INVESTMENT ADVISORY AGREEMENT
The Fund is a party to an Investment Advisory and Service Contract with the Investment Adviser. Pursuant to the terms of the Investment Advisory and Service Contract approved by Fund shareholders, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.50% as applied to the Fund’s average daily net assets of $4 billion or less, 0.475% as applied to the Fund’s average daily net assets of more than $4 billion and up to $8 billion, 0.45% as applied to the Fund’s average daily net assets of more than $8 billion and up to $12 billion, and 0.425% as applied to the Fund’s average daily net assets of more than $12 billion.

14

JENSEN QUALITY GROWTH FUND
Notes to the Financial Statements
November 30, 2024(Continued)
Certain officers and a director of the Fund are also officers and directors of the Investment Adviser.
7. DISTRIBUTION AND SHAREHOLDER SERVICING
The Fund has adopted a distribution and shareholder servicing plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides that the Fund make payments to the Fund’s distributor at an annual rate of 0.25% of average daily net assets attributable to Class J shares and 0.50% of the average daily net assets attributable to Class R shares. The Fund’s distributor may then make payments to financial intermediaries or others at an annual rate of up to 0.25% of the average daily net assets attributable to Class J shares and up to 0.50% of the average daily net assets attributable to Class R shares. Payments under the 12b-1 Plan shall be used to compensate the Fund’s distributor or others for services provided and expenses incurred in connection with the sale and/or servicing of shares. 12b-1 fees incurred for the period ended November 30, 2024, are disclosed on the Statement of Operations and the amount payable at year end is disclosed on the Statement of Assets and Liabilities.
In addition, the Fund has adopted a Shareholder Servicing Plan for Class I shares under which the Fund can pay for shareholder support services from the Fund’s assets pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.10% of the Fund’s average daily net assets attributable to Class I shares. The amount actually incurred for the year ended November 30, 2024,was 0.07% on an annualized basis.
The Fund has also adopted a Shareholder Servicing Plan for the Class R shares. Under the Shareholder Servicing Plan, the Fund can pay for shareholder support services, which include the recordkeeping and administrative services provided by retirement plan administrators to retirement plans (and their participants) that are shareholders of the class. Payments will be made pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.25% of the Fund’s average daily net assets attributable to Class R shares. The amount actually incurred for the year ended November 30, 2024 was 0.16% on an annualized basis.
8. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At November 30, 2024, Charles Schwab & Co., Inc., for the benefit of its customers, held 48.10% of the outstanding shares of the Class J share class and 27.09% of the outstanding shares of the Jensen Fund. At November 30, 2024, Wells Fargo Clearing Services LLC, for the benefit of its customers, held 37.29% of the outstanding shares of the Class I share class. At November 30, 2024, State Street Bank & Trust Co., for the benefit of its customers, hold 27.23% of the outstanding shares of the Class R share class, respectively. At November 30, 2024, Edward D Jones and Co., for the benefit of its customers, held 39.48% of the outstanding shares of the Class Y share class.
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events after the Statement of Assets and Liabilities as of November 30, 2024 through the date the financial statements were issued.

15

Jensen Quality Growth Fund

Class J Shares	Class R Shares	Class I Shares	Class Y Shares

Investment Adviser
Jensen Investment Management, Inc.
5500 Meadows Road, Suite 200
Lake Oswego, OR 97035
800.992.4144
Fund Administrator, Transfer Agent and Fund Accountant
U.S. Bancorp Fund Services, LLC doing business as
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Legal Counsel
Stoel Rives LLP
760 SW Ninth Avenue, Suite 3000
Portland, OR 97205
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
Distributor
Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s [Principal Executive Officer] and [Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable

(b)	Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed August 4, 2017.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Jensen Quality Growth Fund Inc.

By (Signature and Title)*	/s/ Robert McIver
Robert McIver, President

Date	1/30/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert McIver
Robert McIver, President

Date	1/30/25

By (Signature and Title)*	/s/ Shannon Contreras
Shannon Contreras, Treasurer

Date	1/30/25

* Print the name and title of each signing officer under his or her signature.